Restricted Net Asset - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2014 PRC Minimum	Dec. 31, 2014 PRC Maximum
Statutory Accounting Practices [Line Items]
Minimum required Percentage of annual after-tax profit to the general statutory reserve							10.00%
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital								50.00%
Statutory reserves	$ 8,423	52,263	35,178	$ 8,423	52,263	35,178
Percentage of reserve appropriation of after tax income	10.00%	10.00%
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)	$ 284,223	1,763,493